Note 23 - Share Capital - Disclosure of Detailed Information About Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Risk-free interest rate (%)	1.87%	1.02%
Expected life (years)	5.4	3.77
Expected volatility (%)	58.70%	52.00%
Expected dividend yield (%)